SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 3,342	$ 4,566	$ 4,798
Less: allowance for expected credit losses	(57)	(78)	(23)
Accounts receivable, net	$ 3,285	$ 4,488	$ 4,775